Note 6 - Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31,	December 31,
	2023	2022

Finished goods	$4,758,089	$4,764,643
Fabricated assemblies	69,726	69,726
Reserve on finished goods	(400,000)	(400,000)
Total inventory	$4,427,815	$4,434,369

	2022	2021

Finished goods	$4,764,643	$4,798,203
Fabricated assemblies	69,726	142,457
Reserve on finished goods	(400,000)	-
Total inventory	$4,434,369	$4,940,660